COST OF SALES	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
COST OF SALES	COST OF SALES

	Year ended December 31,
	2023	2022	2021

Inventories at the beginning of the year	3,470,215	3,908,305	2,001,781
Acquisition of business (Note 3)	1,707,311	—	—
Translation differences	(22,514)	—	—

Plus: Charges for the year
Raw materials and consumables used and other movements	11,193,050	9,773,523	9,835,504
Services and fees	250,333	183,003	151,251
Labor cost	940,411	862,593	689,614
Depreciation of property, plant and equipment	556,630	532,160	514,746
Amortization of intangible assets	47,374	43,947	23,519
Maintenance expenses	825,809	612,928	582,633
Office expenses	14,873	10,295	7,741
Insurance	24,867	15,184	12,309
Change of obsolescence allowance	4,707	20,804	3,965
Valuation allowance	(15,333)	15,333	—
Recovery from sales of scrap and by-products	(37,186)	(42,000)	(37,597)
Others	38,567	21,422	17,909

Less: Inventories at the end of the year	(4,948,376)	(3,470,215)	(3,908,305)

Cost of Sales	14,050,737	12,487,282	9,895,070